Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income statement [line items]
Income of the period	$ 1,549,674	$ 1,773,640	$ 1,739,317
Non-controlling interests income	(826,155)	124,522	$ 166,854
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest and readjustments income (expense)	418,477	528,150
Income of the period	(101,498)	16,490
Non-controlling interests income	$ (17,338)	$ 10,713